UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-22884

                         The Gabelli Global Small and Mid Cap Value Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Global Small and Mid Cap Value Trust

Semiannual Report — June 30, 2015

(Y)our Portfolio Management Team

To Our Shareholders,

For the six months ended June 30, 2015, the net asset value (“NAV”) total return of The Gabelli Global Small and Mid Cap Value Trust (the “Fund”) was 4.1%, compared with a total return of 5.0% for the Morgan Stanley Capital International (“MSCI”) World SMID Cap Index. The total return for the Fund’s publicly traded shares was 2.0%. The Fund’s NAV per share was $12.34, while the price of the publicly traded shares closed at $10.65 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2015.

Comparative Results

Average Annual Returns through June 30, 2015 (a) (Unaudited)			Since
	Year to Date	1 Year	Inception (06/23/14)
Gabelli Global Small and Mid Cap Value Trust
NAV Total Return (b)	4.05%	2.75%	2.77%
Investment Total Return (c)	2.01	(1.21)	(11.02)
MSCI World SMID Cap Index	4.97	1.82	2.20
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The MSCI World SMID Cap Index captures mid and small cap representation across 23 developed markets. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Total returns reflect changes in the NAV per share. Since inception return is based on an initial NAV of $12.00.
(c)	Total returns reflect changes in closing market values on the NYSE. Since inception return is based on an initial offering price of $12.00.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2015:

The Gabelli Global Small and Mid Cap Value Trust

Food and Beverage	14.4%
Health Care	11.1%
Computer Software and Services	9.5%
Financial Services	9.0%
Wireless Communications	5.6%
Diversified Industrial	5.5%
Telecommunications	5.1%
Automotive: Parts and Accessories	4.2%
Business Services	3.8%
Specialty Chemicals	2.8%
Consumer Products	2.5%
U.S. Government Obligations	2.5%
Entertainment	2.1%
Publishing	2.0%
Hotels and Gaming	2.0%
Semiconductors	2.0%
Retail	1.9%
Energy and Utilities: Integrated	1.4%
Energy and Utilities: Electric	1.3%
Energy and Utilities: Services	1.3%

Cable and Satellite	1.2%
Aerospace	1.2%
Transportation	1.2%
Equipment and Supplies	1.1%
Machinery	0.9%
Aviation: Parts and Services	0.9%
Energy and Utilities: Water	0.8%
Energy and Utilities: Natural Gas	0.5%
Electronics	0.5%
Environmental Services	0.5%
Broadcasting	0.3%
Automotive	0.2%
Real Estate	0.2%
Manufactured Housing and Recreational Vehicles	0.2%
Consumer Services	0.1%
Closed-End Business Development Company	0.1%
Metals and Mining	0.1%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (“NYSE”) that, as of June 9, 2015, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments — June 30, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.5%
	Aerospace — 1.2%
9,000	Aerojet Rocketdyne Holdings Inc.†	$155,825	$185,490
80,000	BBA Aviation plc	418,130	379,234
15,500	Kaman Corp.	633,381	650,070

		1,207,336	1,214,794

	Automotive — 0.2%
6,000	General Motors Co.	220,778	199,980

	Automotive: Parts and Accessories — 4.2%
11,500	Brembo SpA	407,100	490,524
42,000	Dana Holding Corp.	921,333	864,360
24,567	Federal-Mogul Holdings Corp.†	344,531	278,835
14,000	Modine Manufacturing Co.†	207,414	150,220
60,000	The Pep Boys - Manny, Moe & Jack†	628,088	736,200
16,200	Visteon Corp.†	1,629,700	1,700,676

		4,138,166	4,220,815

	Aviation: Parts and Services — 0.9%
8,900	B/E Aerospace Inc.	505,980	488,610
800	Curtiss-Wright Corp.	53,614	57,952
7,250	KLX Inc.†	312,960	319,942

		872,554	866,504

	Broadcasting — 0.3%
8,300	Beasley Broadcast Group Inc., Cl. A	49,805	38,429
6,000	Entravision Communications Corp., Cl. A	28,083	49,380
20,000	ITV plc	68,320	82,741
500	Liberty Broadband Corp., Cl. A†	25,309	25,485
1,603	Liberty Broadband Corp., Cl. C†	77,452	82,009
3,000	Pandora Media Inc.†	68,443	46,620

		317,412	324,664

	Business Services — 3.8%
3,000	Aramark	78,477	92,910
5,000	Ascent Capital Group Inc., Cl. A†	275,023	213,700
1,000	Core-Mark Holding Co. Inc.	50,880	59,250
15,000	Diebold Inc.	539,091	525,000
13,000	Fly Leasing Ltd., ADR	187,902	204,100
23,000	Havas SA	187,664	191,799
21,500	JC Decaux SA	767,214	897,172
12,200	Loomis AB, Cl. B	371,014	342,313
6,300	Macquarie Infrastructure Corp.	380,575	520,569
15,000	Recall Holdings Ltd.	80,135	80,203
5,000	Ströeer Media SE	108,939	233,561
4,000	The Brink’s Co.	88,005	117,720
12,000	The Interpublic Group of Companies Inc.	227,975	231,240

Shares		Cost	Market Value

17,552	TNT Express NV	$137,621	$148,895

		3,480,515	3,858,432

	Cable and Satellite — 1.2%
2,400	AMC Networks Inc., Cl. A†	147,139	196,440
2,000	Cogeco Cable Inc.	108,046	115,676
1,683	Liberty Global plc, Cl. A†	77,427	91,000
5,859	Liberty Global plc, Cl. C†	263,764	296,641
30,000	Sky plc	456,974	488,813
2,238	Videocon d2h Ltd., ADR†	26,988	28,221

		1,080,338	1,216,791

	Closed-End Business Development Company — 0.1%
13,000	MVC Capital Inc.	162,180	132,600

	Computer Software and Services — 9.5%
30,000	Advent Software Inc.	1,324,450	1,326,300
10,000	Blucora Inc.†	158,464	161,500
14,000	Carbonite Inc.†	188,036	165,340
5,000	Computer Task Group Inc.	82,854	38,600
38,000	Dealertrack Technologies Inc.†	2,388,416	2,386,020
10,000	EarthLink Holdings Corp.	36,370	74,900
5,000	EMC Corp.	143,367	131,950
37,000	Global Sources Ltd.†	265,409	257,150
50,000	Informatica Corp.†	2,426,119	2,423,500
7,000	Internap Corp.†	58,909	64,750
3,000	InterXion Holding NV†	81,282	82,950
6,000	MedAssets Inc.†	136,791	132,360
120,000	Rally Software Development Corp.†	2,334,970	2,334,000
500	Rocket Internet SE†	28,326	22,116

		9,653,763	9,601,436

	Consumer Products — 2.5%
5,000	Blyth Inc.†	35,650	31,750
1,200	Church & Dwight Co. Inc.	80,954	97,356
4,000	Coty Inc., Cl. A	66,714	127,880
5,400	Energizer Holdings Inc.	664,379	710,370
15,600	Hunter Douglas NV	656,949	695,581
200	Kaba Holding AG	98,379	119,044
300	L’Oreal SA	48,139	53,513
12,017	Marine Products Corp.	91,208	74,986
6,000	Shiseido Co. Ltd.	108,513	136,193
17,000	Swedish Match AB	577,452	483,555

		2,428,337	2,530,228

	Consumer Services — 0.1%
1,700	Allegion plc	91,332	102,238
1,200	The ADT Corp.	41,340	40,284

		132,672	142,522

	Diversified Industrial — 5.5%
12,000	Ampco-Pittsburgh Corp.	234,320	181,440
1,500	Crane Co.	104,720	88,095

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
12,000	Griffon Corp.	$147,999	$191,040
1,200	Haynes International Inc.	59,367	59,184
6,000	Meggitt plc	50,594	43,970
18,000	Myers Industries Inc.	303,666	342,000
50,000	Polypore International Inc.†	2,979,409	2,994,000
3,500	Raven Industries Inc.	76,841	71,155
3,000	Smiths Group plc	62,242	53,218
8,500	Sulzer AG	1,036,022	874,138
36,000	Toray Industries Inc.	288,924	304,596
7,100	Wartsila OYJ Abp	354,617	332,607

		5,698,721	5,535,443

	Electronics — 0.5%
7,000	Datalogic SpA	81,862	102,388
1,200	Dolby Laboratories Inc., Cl. A	50,925	47,616
8,000	Sony Corp., ADR†	245,787	227,120
5,000	Sparton Corp.†	144,523	136,600

		523,097	513,724

	Energy and Utilities: Electric — 1.3%
30,200	Algonquin Power & Utilities Corp.	232,145	226,319
14,000	Cleco Corp.	755,359	753,900
5,000	El Paso Electric Co.	189,922	173,300
6,600	Fortis Inc.	198,159	185,371

		1,375,585	1,338,890

	Energy and Utilities: Integrated — 1.4%
75,000	Dragon Oil plc	859,998	855,540
12,000	Hawaiian Electric Industries Inc.	394,409	356,760
85,000	Hera SpA	242,353	212,647

		1,496,760	1,424,947

	Energy and Utilities: Natural Gas — 0.5%
3,600	National Fuel Gas Co.	252,772	212,004
1,200	Southwest Gas Corp.	62,843	63,852
8,000	Whiting Petroleum Corp.†	251,899	268,800

		567,514	544,656

	Energy and Utilities: Services — 1.3%
10,000	Cameron International Corp.†	549,546	523,700
8,000	Dresser-Rand Group Inc.†	663,563	681,440
400	SEACOR Holdings Inc.†	29,328	28,376
7,000	Weatherford International plc†	159,524	85,890

		1,401,961	1,319,406

	Energy and Utilities: Water — 0.8%
60,600	Beijing Enterprises Water Group Ltd.	40,697	49,721
1,400	Consolidated Water Co. Ltd.	16,458	17,640
23,500	Severn Trent plc	760,674	768,391

		817,829	835,752

Shares		Cost	Market Value

	Entertainment — 2.1%
9,093	Media General Inc.†	$151,807	$150,216
2,800	Rentrak Corp.†	146,154	195,440
135,000	Societe d’Edition de Canal +	1,123,095	1,143,838
2,100	The Madison Square Garden Co., Cl. A†	128,598	175,329
19,000	Vivendi SA	469,480	479,247

		2,019,134	2,144,070

	Environmental Services — 0.5%
16,500	Progressive Waste Solutions Ltd.	422,884	443,025
6,000	Tomra Systems ASA	48,111	54,908

		470,995	497,933

	Equipment and Supplies — 1.1%
10,000	Blount International Inc.†	155,481	109,200
1,400	Graco Inc.	105,406	99,442
50,000	GrafTech International Ltd.†	254,000	248,000
16,000	Interpump Group SpA	215,667	258,289
12,000	Mueller Industries Inc.	349,307	416,640

		1,079,861	1,131,571

	Financial Services — 9.0%
350	Alleghany Corp.†	148,676	164,066
1,000	Credit Acceptance Corp.†	124,883	246,180
24,000	Flushing Financial Corp.	468,160	504,240
54,200	GAM Holding AG	993,606	1,139,130
1,000	Groupe Bruxelles Lambert SA	82,544	80,492
36,000	H&R Block Inc.	1,094,729	1,067,400
34,000	HCC Insurance Holdings Inc.	2,627,740	2,612,560
41,000	Kinnevik Investment AB, Cl. A	1,418,783	1,315,585
56,000	Kinnevik Investment AB, Cl. B	1,950,509	1,770,551
46,000	Resona Holdings Inc.	244,025	251,264

		9,153,655	9,151,468

	Food and Beverage — 14.4%
8,700	Boulder Brands Inc.†	98,456	60,378
5,000	Britvic plc	58,446	56,368
280	Chocoladefabriken Lindt & Sprungli AG	1,410,500	1,480,635
52,000	Chr. Hansen Holding A/S	2,140,890	2,537,097
5,000	Coca-Cola Amatil Ltd.	44,127	35,298
2,000	Coca-Cola HBC AG	46,963	42,989
65,000	Cott Corp.	464,790	635,700
146,000	Davide Campari-Milano SpA	1,103,395	1,110,894
3,000	Dean Foods Co.	51,759	48,510
1,200	Diageo plc, ADR	144,137	139,248
12,000	Greencore Group plc	56,480	59,204
1,000	Heineken Holding NV	68,070	70,180
36,000	ITO EN Ltd.	868,872	755,387
600	J & J Snack Foods Corp.	56,239	66,402
10,500	Kerry Group plc, Cl. A	750,720	773,529
40,200	Kikkoman Corp.	850,736	1,256,404
134,000	Maple Leaf Foods Inc.	2,424,429	2,541,601

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
6,000	Massimo Zanetti Beverage Group SpA†	$76,108	$73,313
80,000	Parmalat SpA	236,232	208,879
11,000	Post Holdings Inc.†	444,294	593,230
1,400	Remy Cointreau SA	118,654	100,905
1,500	SABMiller plc	83,741	77,871
1,600	Snyder’s-Lance Inc.	42,943	51,632
1,800	Symrise AG	97,498	111,715
400	The J.M. Smucker Co.	42,329	43,364
7,000	Treasury Wine Estates Ltd.	33,619	26,950
600	TreeHouse Foods Inc.†	45,838	48,618
32,000	Tsingtao Brewery Co. Ltd., Cl. H	243,109	194,232
215,000	Vitasoy International Holdings Ltd.	279,435	366,120
17,000	Yakult Honsha Co. Ltd.	876,864	1,008,457

		13,259,673	14,575,110

	Health Care — 11.1%
60,000	AdCare Health Systems Inc.	281,523	207,600
3,500	Akorn Inc.†	125,004	152,810
12,000	Alere Inc.†	455,455	633,000
388	Becton, Dickinson and Co.	55,092	54,960
30,000	BioScrip Inc.†.	234,105	108,900
10,000	BioTelemetry Inc.†	70,646	94,300
1,100	Draegerwerk AG & Co. KGaA	95,716	91,338
1,724	Endo International plc†	139,782	137,317
4,000	Gerresheimer AG	276,280	249,325
3,500	Health Net Inc.†	151,011	224,420
35,000	Hospira Inc.†	3,073,792	3,104,850
1,000	ICU Medical Inc.†	60,970	95,660
5,000	iKang Healthcare Group Inc., ADR†	89,024	96,700
10,000	Innate Pharma SA†	118,971	146,492
5,000	Kindred Healthcare Inc.	112,173	101,450
50,000	Liberator Medical Holdings Inc.	172,874	113,500
1,550	Mallinckrodt plc†	113,288	182,466
4,000	Medivir AB, Cl. B†	81,088	33,897
4,500	Mindray Medical International Ltd., ADR	126,109	128,250
4,500	Myriad Genetics Inc.†	157,888	152,955
25,000	NeoGenomics Inc.†	80,327	135,250
31,000	Omnicare Inc.	2,969,057	2,921,750
5,000	Orthofix International NV†	173,722	165,600
500	Patterson Companies Inc.	23,463	24,325
500	Perrigo Co. plc	72,294	92,415
7,000	Quality Systems Inc.	113,173	115,990
5,000	Rhoen Klinikum AG	164,017	134,145
13,000	SurModics Inc.†	262,362	304,460
19,300	Synergy Health plc	558,342	521,286
2,000	Tenet Healthcare Corp.†	88,568	115,760
1,250	The Cooper Companies Inc.	169,857	222,463

Shares		Cost	Market Value

4,500	Trinity Biotech plc, ADR	$84,818	$81,270
5,000	WuXi PharmaTech Cayman Inc., ADR†	171,750	211,300
1,000	Zoetis Inc.	35,770	48,220

		10,958,311	11,204,424

	Hotels and Gaming — 2.0%
1,819	International Game Technology plc†	34,470	32,305
856,250	Mandarin Oriental International Ltd.	1,509,834	1,348,594
7,000	Ryman Hospitality Properties Inc.	351,165	371,770
220,000	The Hongkong & Shanghai Hotels Ltd.	312,081	305,384

		2,207,550	2,058,053

	Machinery — 0.9%
4,500	Astec Industries Inc.	170,938	188,190
600	Bucher Industries AG	178,421	149,270
16,000	CNH Industrial NV	132,710	145,912
10,000	CNH Industrial NV, New York	86,700	92,800
8,000	Xylem Inc.	300,433	296,560

		869,202	872,732

	Manufactured Housing and Recreational Vehicles — 0.2%
2,000	Cavco Industries Inc.†	147,003	150,880

	Metals and Mining — 0.1%
1,500	Randgold Resources Ltd., ADR	125,262	100,425

	Publishing — 2.0%
1,750	Graham Holdings Co., Cl. B	1,246,045	1,881,338
1,365	Journal Media Group Inc.	7,568	11,316
6,000	News Corp., Cl. B†	99,320	85,440
3,623	The E.W. Scripps Co., Cl. A	55,492	82,786

		1,408,425	2,060,880

	Real Estate — 0.2%
2,000	Communications Sales & Leasing Inc.	51,996	49,440
3,000	Forest City Enterprises Inc., Cl. A†	60,048	66,300
2,299	Griffin Industrial Realty Inc.	64,399	73,660

		176,443	189,400

	Retail — 1.9%
800	AutoNation Inc.†	45,104	50,384
400	Biglari Holdings Inc.†	142,633	165,500
2,000	Copart Inc.†	72,529	70,960
8,000	CST Brands Inc.	274,919	312,480
1,500	FTD Companies Inc.†	42,876	42,285
1,900	Groupe Fnac†	77,485	113,918
31,500	Hertz Global Holdings Inc.†	698,645	570,780
3,000	Kohl’s Corp.	158,548	187,830
1,200	Murphy USA Inc.†	58,912	66,984

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
1,300	Outerwall Inc.	$77,908	$98,943
2,800	Penske Automotive Group Inc.	107,266	145,908
2,000	Sally Beauty Holdings Inc.†	52,415	63,160

		1,809,240	1,889,132

	Semiconductors — 2.0%
40,000	Altera Corp.	2,063,941	2,048,000

	Specialty Chemicals — 2.8%
44,500	Chemtura Corp.†	1,080,990	1,259,795
600	FMC Corp.	41,448	31,530
6,000	H.B. Fuller Co.	245,680	243,720
13,000	Huntsman Corp.	322,379	286,910
4,000	International Flavors & Fragrances Inc.	398,294	437,160
10,000	OM Group Inc.	339,733	336,000
1,500	Sensient Technologies Corp.	81,255	102,510
5,000	SGL Carbon SE†	81,362	80,715

		2,591,141	2,778,340

	Telecommunications — 5.1%
7,000	Gogo Inc.†	119,987	150,010
3,000	Harris Corp.	237,370	230,730
6,000	Hellenic Telecommunications Organization SA, ADR	41,840	25,200
252,000	Jazztel plc†	3,751,145	3,638,208
1,100	Loral Space & Communications Inc.†	73,606	69,432
150,000	Pharol SGPS SA†	305,225	66,055
109,000	Sky Deutschland AG†	847,879	820,131
30,000	Telekom Austria AG	193,912	198,533

		5,570,964	5,198,299

	Transportation — 1.2%
5,500	GATX Corp.	328,016	292,325
40,500	Navistar International Corp.†	1,292,028	916,515

		1,620,044	1,208,840

	Wireless Communications — 5.6%
3,855,000	Cable & Wireless Communications plc	3,049,622	4,034,049
20,600	Millicom International Cellular SA, SDR	1,722,129	1,519,557
3,000	United States Cellular Corp.†	116,970	113,010

		4,888,721	5,666,616

	TOTAL COMMON STOCKS	95,995,083	98,747,757

	PREFERRED STOCKS — 0.0%
	Financial Services — 0.0%
1,518	The Phoenix Companies Inc., 7.450%	37,464	30,876

Shares		Cost	Market Value

	RIGHTS — 0.0%
	Health Care — 0.0%
30,000	BioScrip Inc., expire 07/27/15†	$0	$0
28,000	Prosensa Holding, CVR, †	27,781	27,720

	TOTAL RIGHTS	27,781	27,720

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.5%
$ 2,515,000	U.S. Treasury Bills, 0.000% to 0.105%††, 07/23/15 to 12/10/15	2,514,811	2,514,950

TOTAL INVESTMENTS — 100.0%		$98,575,139	101,321,303

Other Assets and Liabilities (Net)			72,616

NET ASSETS — COMMON STOCK (8,218,891 common shares outstanding)			$101,393,919

NET ASSET VALUE PER COMMON SHARE ($101,393,919 ÷ 8,218,891 shares outstanding)			$12.34

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value

North America	58.8%	$ 59,564,045

Europe	33.2	33,606,792

Japan	3.9	3,939,421

Latin America	3.1	3,174,636

Asia/Pacific	1.0	1,036,409
Total Investments	100.0%	$101,321,303

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets:
Investments, at value (cost $98,575,139)	$101,321,303
Foreign currency, at value (cost $7,287)	7,228
Cash	55,774
Receivable for investments sold	19,824
Dividends and interest receivable	191,616
Prepaid expenses	3,044
Total Assets	101,598,789
Liabilities:
Payable for investments purchased	41,771
Payable for investment advisory fees	81,536
Payable for payroll expenses	13,039
Payable for accounting fees	11,250
Payable for shareholder communications expenses	34,189
Payable for legal and audit fees	13,578
Other accrued expenses	9,507
Total Liabilities	204,870
Net Assets Attributable to Common Shareholders	$101,393,919
Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$ 98,267,326
Accumulated net investment income	104,231
Accumulated net realized gain on investments and foreign currency transactions	274,331
Net unrealized appreciation on investments	2,746,164
Net unrealized appreciation on foreign currency translations	1,867
Net Assets	$101,393,919
Net Asset Value per Common Share:
($101,393,919 ÷ 8,218,891 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$12.34

Statement of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $70,855)	$854,437
Interest	6,556

Total Investment Income	860,993

Expenses:
Investment advisory fees	494,264
Shareholder communications expenses	113,587
Payroll expenses	39,202
Custodian fees	25,583
Accounting fees	22,500
Trustees’ fees	20,806
Legal and audit fees	17,696
Shareholder services fees	3,778
Miscellaneous expenses	16,550

Total Expenses	753,966

Less:
Expenses paid indirectly by broker (See Note 3)	(1,755)

Net Expenses	752,211

Net Investment Income	108,782

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	304,569
Net realized loss on foreign currency transactions	(10,672)

Net realized gain on investments and foreign currency transactions	293,897

Net change in unrealized appreciation/depreciation:
on investments	3,426,613
on foreign currency translations	28,870

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	3,455,483

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	3,749,380

Net Increase in Net Assets Resulting from Operations	3,858,162

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$3,858,162

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2015 (Unaudited)	Period Ended December 31, 2014(a)
Operations:
Net investment income/(loss)	$108,782	$(575,116)
Net realized gain on investments and foreign currency transactions	293,897	93,645
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	3,455,483	(707,452)

Net Increase/(Decrease) in Net Assets Resulting from Operations	3,858,162	(1,188,923)

Fund Share Transactions:
Net increase in net assets from common shares issued in offering	—	99,229,373
Net decrease from repurchase of common shares	(320,949)	(283,744)

Net Increase/(Decrease) in Net Assets from Fund Share Transactions	(320,949)	98,945,629

Net Increase in Net Assets Attributable to Common Shareholders	3,537,213	97,756,706

Net Assets Attributable to Common Shareholders:
Beginning of period	97,856,706	100,000

End of period (including undistributed net investment income of $ 104,231 and $0, respectively)	$101,393,919	$97,856,706

(a)	The Gabelli Global Small and Mid Cap Value Trust commenced investment operations on June 23, 2014.

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2015 (unaudited)		Period Ended December 31, 2014(a)
Operating Performance:
Net asset value, beginning of period	$ 11.86		$ 12.00
Net investment income/(loss)	0.08		(0.07)
Net realized and unrealized loss on investments and foreign currency transactions	0.40		(0.07)
Total from investment operations	0.48		(0.14)
Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	0.48		(0.14)
Fund Share Transactions:
Increase in net asset value from repurchase of common shares	0.00	(b)	0.00	(b)
Total from Fund share transactions	0.00	(b)	0.00	(b)
Net Asset Value Attributable to Common Shareholders, End of Period	$ 12.34		$ 11.86
NAV total return †	4.05%		(1.17)%
Market value, end of period	$ 10.65		$ 10.44
Investment total return ††	2.01%		(13.00)%
Ratios to Average Net Assets and Supplemental Data:
Net assets end of period (in 000’s)	$101,394		$97,857
Net assets attributable to common shares, end of period (in 000’s)	$101,394		$97,857
Ratio of net investment income to average net assets	0.22	%(c)	(1.12	)%(c)
Ratio of operating expenses to average net assets	1.51	%(c)(d)	1.58	%(c)
Portfolio turnover rate	41.1%		20.0%

†	Based on net asset value per share. Total return for a period of less than one year is not annualized.
††	Based on market value per share. Total return for a period of less than one year is not annualized.
(a)	The Gabelli Global Small and Mid Cap Value Trust commenced investment operations on June 23, 2014.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. Had such payments not been made, the expense ratios for the six months ended June 30, 2015 would have been 1.52%.

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Small and Mid Cap Value Trust (the “Fund”) is a diversified closed-end management investment company organized as a Delaware statutory trust on August 19, 2013 and registered under the 1940 Act. Investment operations commenced on June 23, 2014. The Fund had no operations prior to June 23, 2014, other than matters relating to its organization and registration as a closed end management company under the 1940 Act, and the sale of 8,333 common shares for $100,000 on January 22, 2014 to The Gabelli Dividend & Income Trust (“the Trust”). On June 23, 2014, the Trust contributed $99,229,373 in cash in exchange for 8,269,115 shares of the Fund, and on the same date distributed such shares to the holders of record on June 16, 2014 at the rate of one common share of the Fund for every ten common shares of the Trust.

The Fund’s investment objective is to seek long term growth of capital. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities (such as common stock and preferred stock) of companies with small or medium sized market capitalizations (“small cap” and “mid cap” companies, respectively) and at least 40% of its total assets in the equity securities of companies located outside the U.S. and in at least three countries.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2015 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Telecommunications	$5,173,099	$25,200	—	$5,198,299
Other Industries (a)	93,549,458	—	—	93,549,458
Total Common Stocks	98,722,557	25,200	—	98,747,757
Preferred Stocks (a)	30,876	—	—	30,876
Rights (a)	—	—	$27,720	27,720
U.S. Government Obligations	—	2,514,950	—	2,514,950
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$98,753,433	$2,540,150	$27,720	$101,321,303

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at December 31, 2014.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of achieving additional return or of hedging the value of the Fund’s portfolio, increasing the income of the Fund, hedging or protecting its exposure to interest rate movements and movements in the securities markets, managing risks, protecting the value of its portfolio against uncertainty in the level of future currency exchange rates, or hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2015, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. A Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. The Fund held no restricted securities as of June 30, 2015.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

No distributions were made during the period ended December 31, 2014.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of December 31, 2014, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized depreciation on investments and foreign currency translations	$(731,569)

The Fund is permitted to carry capital loss forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized depreciation at June 30, 2015:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$98,597,917	$8,971,581	$(6,248,195)	$2,723,386

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2015, the Fund did not incur any income tax, interest, or penalty. As of June 30, 2015, the Adviser has reviewed the open tax year and concluded that there was no tax impact to the Fund’s net assets or results of operations. The Fund’s current federal and state tax returns will remain open for three fiscal years, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Agreements and Transactions with Affiliates. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

During the six months ended June 30, 2015, the Fund paid brokerage commissions on security trades of $22,537 to G. research, Inc., an affiliate of the Adviser.

During the six months ended June 30, 2015, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,755.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2015, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2015, the Fund paid or accrued $39,202 in payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended, the Audit Committee Chairman receives an annual fee of $2,000, the Proxy Voting Committee Chairman receives an annual fee of $1,000, the Nominating Committee Chairman and the Lead Trustee each receive an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2015, other than short term securities and U.S. Government obligations, aggregated $51,907,195, and $33,699,018, respectively.

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase and retirement of its shares on the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2015, the Fund repurchased and retired 31,445 of its common shares at a cost of $320,949 and an average discount of 12.61% from its net asset value. During the period ended December 31, 2014, the Fund repurchased and retired 27,112 of its common shares at a cost of $283,744 and an average discount of 11.91% from its net asset value.

Transactions in common shares were as follows:

	Six Months Ended June 30, 2015 (Unaudited)		Period Ended December 31, 2014(a)
	Shares	Amount	Shares	Amount
Initial seed capital	—	—	8,333	$ 100,000
Additional shares issued in conjunction with the spin-off from the Trust	—	—	8,269,115	99,229,373
Decrease from repurchase of common shares	(31,445)	$(320,949)	(27,112)	(283,744)
Net increase from issuance and repurchase of common shares	(31,445)	$(320,949)	8,250,336	$99,045,629

(a)	The Gabelli Global Small and Mid Cap Value Trust commenced investment operations on June 23, 2014.

6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

7. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Shareholder Meeting – May 11, 2015 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 11, 2015 at the Greenwich Library in Greenwich, Connecticut. At that meeting, the shareholders elected Anthony J. Colavita and Frank J. Fahrenkopf, Jr., as Trustees of the Fund. A total of 6,088,424 votes and 6,086,902 votes were cast in favor of these Trustees and a total of 1,180,847 votes and 1,182,369 votes were withheld for these Trustees, respectively.

Mario J. Gabelli, CFA, James P. Conn, Kuni Nakamura, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

Enrollment in the Plan

It is the policy of The Gabelli Global Small and Mid Cap Value Trust to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder, you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit shares of common stock to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their stock certificates to Computershare Trust Company, N.A. (“Computershare”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distribution in cash must submit this request in writing to:

The Gabelli Global Small and Mid Cap Value Trust

c/o Computershare

P.O. Box 30170

College Station, TX 77842-3170

Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact Computershare at (800) 336-6983.

If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name, your dividends will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

The number of shares of common stock distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common stock is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of common stock valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common stock. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange (“NYSE”) trading day, the next trading day. If the net asset value of the common stock at the time of valuation exceeds the market price of the common stock, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy common stock in the open market, or on the NYSE or elsewhere, for the participants’ accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common stock exceeds the then current net asset value.

The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan

The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund’s shares at the then current market price. Shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 43010, Providence, RI 02940–3010 such that Computershare receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least 48 hours before such payment is to be invested.

Shareholders wishing to liquidate shares held at Computershare must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

For more information regarding the Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 90 days written notice to participants in the Plan.

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

AND YOUR PERSONAL PRIVACY

Who are we?

The Gabelli Global Small and Mid Cap Value Trust is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst. He focuses on companies in the cardiovascular, healthcare services, and pharmacy benefits management sectors, among others. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “World Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “World Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGZX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares.

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

TRUSTEES	OFFICERS

Mario J. Gabelli, CFA

Chairman &

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

Andrea R. Mango

Secretary & Vice President

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

Wayne C. Pinsent, CFA

Vice President & Ombudsman

Camillo Schmidt-Chiari

Assistant Vice President &

Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

GGZ Q2/2015

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/15 through 01/31/15	Common – 31,445 Preferred Series B – N/A	Common – $10.19 Preferred Series B – N/A	Common – 31,445 Preferred Series B – N/A	Common – 8,250,336-31,445 =8,218,891 Preferred Series B – N/A
Month #2 02/01/15 through 02/28/15	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 8,218,891 Preferred Series B – N/A
Month #3 03/01/15 through 03/31/15	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common –8,218,891 Preferred Series B – N/A
Month #4 04/01/15 through 04/30/15	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 8,218,891 Preferred Series B – N/A
Month #5 05/01/15 through 05/31/15	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 8,218,891 Preferred Series B – N/A
Month #6 06/01/15 through 06/30/15	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 8,218,891 Preferred Series B – N/A
Total	Common – 31,445 Preferred Series B – N/A	Common – $10.19 Preferred Series B – N/A	Common – 31,445 Preferred Series B – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Global Small and Mid Cap Value Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/3/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/3/2015

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	9/3/2015

* Print the name and title of each signing officer under his or her signature.